Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	25 Months Ended	27 Months Ended	37 Months Ended	39 Months Ended	49 Months Ended	51 Months Ended	61 Months Ended	63 Months Ended	73 Months Ended	85 Months Ended	97 Months Ended	109 Months Ended
	Dec. 29, 2020	Feb. 28, 2017	Mar. 31, 2017	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2018	Mar. 31, 2022	Mar. 31, 2019	Mar. 31, 2023	Mar. 31, 2020	Mar. 31, 2024	Mar. 31, 2021	Mar. 31, 2025	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
First Sentier Global Listed Infrastructure Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name					First Sentier Global Listed Infrastructure Fund
Accumulated Value		$ 1,000,000	$ 1,023,000			$ 1,055,847		$ 1,180,819		$ 1,039,043		$ 1,316,421		$ 1,480,678		$ 1,404,867	$ 1,416,668	$ 1,603,275	$ 1,906,503
First Sentier American Listed Infrastructure Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name					First Sentier American Listed Infrastructure Fund
Accumulated Value	$ 1,000,000			$ 1,088,000			$ 1,329,293		$ 1,170,155		$ 1,232,422		$ 1,450,131		$ 1,669,938
S And P Global 1200 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Global 1200 (TR)
Accumulated Value		1,000,000	1,013,835			1,164,825		1,212,122		1,097,527		1,684,645		1,853,121		1,741,906	2,176,753	2,345,292	2,838,434
S&P 500 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 (TR)
Accumulated Value	1,000,000			1,070,220			1,237,665		1,142,012		1,483,260		1,605,654		1,891,515
FTSE Global Core Infrastructure 50/50 Net Tax Index (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Global Core Infrastructure 50/50 Net Tax Index (TR)
Accumulated Value		$ 1,000,000	$ 1,023,294			$ 1,070,427		$ 1,217,116		$ 1,058,774		$ 1,344,777		$ 1,539,431		$ 1,419,787	$ 1,465,554	$ 1,656,731	$ 1,954,693
FTSE USA Core Infrastructure Capped Index, Net (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE USA Core Infrastructure Capped Index, Net (TR)
Accumulated Value	$ 1,000,000			$ 1,082,754			$ 1,291,520		$ 1,135,571		$ 1,170,305		$ 1,393,376		$ 1,565,254